Summary of Significant Accounting Policies (Cash and Cash Equivalents) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014	May. 26, 2013	May. 27, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 535.9	$ 98.3	$ 88.2	$ 70.5
Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	455.5	0.5
Credit card receivables
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	77.8	92.0
Depository accounts
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2.6	$ 5.8